SCHEDULE OF FUTURE MATURITY OF LEASE LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Finance Lease, 2023	¥ 4,965
Operating Lease, 2023	472,244
Finance Lease, 2024	3,124
Operating Lease, 2024	416,492
Finance Lease, 2025	1,997
Operating Lease, 2025	297,778
Finance Lease, 2026	1,546
Operating Lease, 2026	295,853
Finance Lease, 2027	267
Operating Lease, 2027	294,681
Finance Lease, Thereafter
Operating Lease, Thereafter	937,885
Finance Lease, Total undiscounted lease payments	11,899
Operating Lease, Total undiscounted lease payments	2,714,933
Finance Lease, Less: imputed interest	(283)
Operating Lease, Less: imputed interest	(111,291)
Finance Lease, Present value of lease liabilities	11,616
Operating Lease, Present value of lease liabilities	2,603,642
Finance Lease, Less: lease liabilities, current	(4,821)	¥ (2,177)
Operating Lease, Less: lease liabilities, current	(427,856)	(423,464)
Finance Lease, Lease liabilities, non-current	6,795	4,106
Operating Lease, Lease liabilities, non-current	¥ 2,175,786	¥ 2,165,558